Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments, at fair value	$ 149,981,174	$ 128,204,684
Employer’s contributions receivable	271,795	281,198
Notes receivable from participants	2,537,871	2,058,586
Net assets available for benefits	$ 152,790,840	$ 130,544,468